Commitments and Contingencies (Schedule of Capital Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Office building constructed by a third-party [Member]
Capital Commitments [Line Items]
2013	$ 32,527
2014	0
2015 and thereafter	0
Total minimum payments required	32,527
Others [Member]
Capital Commitments [Line Items]
2013	2,138
2014	145
2015 and thereafter	60
Total minimum payments required	$ 2,343